UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2019

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Series Government Money Market Fund

May 31, 2019

GVM-QTLY-0719
1.9868904.103

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 6.5%
	Yield(a)	Principal Amount	Value
U.S. Treasury Obligations - 6.5%
U.S. Treasury Bills
6/6/19 to 11/14/19	2.42 to 2.49 (b)%	$413,200,000	$410,932,570
U.S. Treasury Notes
8/15/19 to 4/30/20	2.32 to 2.48 (c)	75,000,000	75,048,334
TOTAL U.S. TREASURY DEBT
(Cost $485,980,904)			485,980,904

U.S. Government Agency Debt - 48.9%
Federal Agencies - 48.9%
Fannie Mae
7/30/19 to 10/30/20	2.46 to 2.52 (c)(d)	68,500,000	68,500,000
Federal Farm Credit Bank
9/19/19 to 4/29/20	2.36 to 2.42 (c)(d)	15,000,000	14,999,183
Federal Home Loan Bank
6/3/19 to 3/12/21	2.26 to 2.52 (c)(e)	3,458,400,000	3,452,189,237
Freddie Mac
6/19/19 to 9/8/20	2.37 to 2.49 (c)	148,000,000	147,999,695
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $3,683,688,115)			3,683,688,115

U.S. Government Agency Repurchase Agreement - 15.6%
	Maturity Amount	Value
In a joint trading account at 2.5% dated 5/31/19 due 6/3/19 (Collateralized by U.S. Government Obligations) #	$310,309,541	$310,245,000
With:
Barclays Bank PLC at:
2.41%, dated:
5/24/19 due 6/7/19 (Collateralized by U.S. Government Obligations valued at $18,372,291, 4.00%, 2/20/49)	18,033,740	18,000,000
5/28/19 due 6/7/19 (Collateralized by U.S. Government Obligations valued at $18,367,375, 4.00%, 2/20/49)	18,036,150	18,000,000
5/29/19 due 6/7/19 (Collateralized by U.S. Government Obligations valued at $18,366,146, 4.00%, 2/20/49)	18,036,150	18,000,000
2.44%, dated 5/8/19 due 6/7/19 (Collateralized by U.S. Government Obligations valued at $15,326,962, 4.00%, 2/20/49)	15,033,550	15,000,000
BMO Capital Markets Corp. at:
2.41%, dated 5/29/19 due 6/7/19 (Collateralized by U.S. Government Obligations valued at $4,081,367, 3.00% - 3.44%, 4/20/49 - 6/1/49)	4,008,033	4,000,000
2.42%, dated 5/30/19 due 6/7/19 (Collateralized by U.S. Government Obligations valued at $4,081,098, 2.13% - 4.00%, 5/15/23 - 6/1/49)	4,007,798	4,000,000
BMO Harris Bank NA at:
2.4%, dated 5/24/19 due 6/7/19:
(Collateralized by U.S. Government Obligations valued at $9,186,121, 2.77% - 4.16%, 4/1/32 - 5/20/68)	9,018,600	9,000,000
(Collateralized by U.S. Government Obligations valued at $9,186,120, 2.18% - 8.00%, 11/1/26 - 11/20/68)	9,018,600	9,000,000
2.41%, dated 5/29/19 due 6/7/19 (Collateralized by U.S. Government Obligations valued at $9,183,073, 2.18% - 4.58%, 10/1/41 - 5/1/49)	9,018,075	9,000,000
2.42%, dated 5/22/19 due 6/7/19 (Collateralized by U.S. Government Obligations valued at $9,187,405, 3.50% - 4.50%, 11/1/43 - 10/1/48)	9,032,670	9,000,000
BNP Paribas, SA at:
2.43%, dated:
5/6/19 due 6/5/19 (Collateralized by U.S. Government Obligations valued at $12,271,086, 0.00% - 6.50%, 9/12/19 - 3/1/49)	12,024,300	12,000,000
5/7/19 due 6/6/19 (Collateralized by U.S. Government Obligations valued at $14,318,376, 0.00% - 6.63%, 8/23/19 - 12/20/48)	14,028,350	14,000,000
5/16/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $17,500,147, 0.00% - 7.25%, 6/12/19 - 4/20/49)	17,078,030	17,000,000
5/23/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $17,454,615, 0.00% - 4.50%, 8/15/25 - 2/1/49)	17,073,440	17,000,000
2.44%, dated:
5/3/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $18,423,366, 0.00% - 6.50%, 6/12/19 - 3/20/49)	18,109,800	18,000,000
5/21/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $17,394,712, 0.00% - 7.25%, 2/15/20 - 12/20/48)	17,103,700	17,000,000
2.46%, dated:
4/18/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $2,061,555, 0.00% - 5.00%, 11/15/22 - 3/20/49)	2,012,573	2,000,000
4/22/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $17,480,300, 0.00% - 7.00%, 2/15/20 - 3/20/49)	17,105,712	17,000,000
BofA Securities, Inc. at:
2.42%, dated 5/17/19 due 6/7/19 (Collateralized by U.S. Government Obligations valued at $17,359,817, 4.29% - 4.42%, 3/20/69 - 4/20/69)	17,035,426	17,000,000
2.43%, dated 5/3/19 due 6/5/19 (Collateralized by U.S. Government Obligations valued at $37,818,971, 3.50%, 5/1/49)	37,082,418	37,000,000
CIBC Bank U.S.A. at:
2.41%, dated 5/22/19 due 6/7/19 (Collateralized by U.S. Government Obligations valued at $9,187,375, 3.50% - 4.50%, 5/1/47 - 1/1/49)	9,034,343	9,000,000
2.43%, dated:
4/11/19 due 6/7/19 (Collateralized by U.S. Government Obligations valued at $4,094,632, 0.00% - 5.00%, 11/15/26 - 12/1/48)	4,025,650	4,000,000
4/12/19 due 6/7/19 (Collateralized by U.S. Government Obligations valued at $6,141,525, 4.00% - 4.50%, 10/1/47 - 1/1/49)	6,038,070	6,000,000
4/16/19 due 6/7/19 (Collateralized by U.S. Government Obligations valued at $10,233,048, 3.00% - 5.00%, 12/1/42 - 11/20/48)	10,060,750	10,000,000
Citibank NA at:
2.46%, dated 5/28/19 due 6/4/19 (Collateralized by U.S. Treasury Obligations valued at $3,061,305, 0.00% - 5.38%, 6/13/19 - 5/15/47)	3,001,435	3,000,000
2.47%, dated 5/28/19 due 6/4/19 (Collateralized by U.S. Government Obligations valued at $20,467,665, 1.38% - 5.13%, 7/30/19 - 4/1/49)	20,009,606	20,000,000
Deutsche Bank AG, New York at 2.52%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Government Obligations valued at $4,120,865, 3.75%, 11/15/46)	4,000,840	4,000,000
HSBC Securities, Inc. at 2.49%, dated 5/30/19 due 6/6/19 (Collateralized by U.S. Government Obligations valued at $23,466,491, 3.50% - 4.00%, 11/1/33 - 3/1/47)	23,011,136	23,000,000
ING Financial Markets LLC at:
2.46%, dated:
5/7/19 due 7/10/19 (Collateralized by U.S. Government Obligations valued at $9,196,938, 2.50% - 4.00%, 10/1/27 - 11/1/48)	9,039,360	9,000,000
5/31/19 due 8/29/19 (Collateralized by U.S. Government Obligations valued at $9,181,882, 2.50% - 4.00%, 10/1/27 - 11/1/48)	9,055,350	9,000,000
2.47%, dated 5/10/19 due 8/8/19 (Collateralized by U.S. Government Obligations valued at $5,108,398, 2.50% - 7.50%, 12/1/26 - 3/1/49)	5,030,875	5,000,000
2.48%, dated:
5/16/19 due 8/13/19 (Collateralized by U.S. Government Obligations valued at $5,106,324, 2.50% - 4.50%, 12/1/25 - 11/1/48)	5,030,656	5,000,000
5/17/19 due 8/13/19 (Collateralized by U.S. Government Obligations valued at $9,190,752, 2.50% - 4.00%, 10/1/27 - 11/1/48)	9,054,560	9,000,000
5/28/19 due 6/4/19 (Collateralized by U.S. Government Obligations valued at $5,102,108, 3.00% - 4.67%, 11/1/29 - 11/1/48)	5,002,411	5,000,000
2.49%, dated:
4/10/19 due 7/9/19 (Collateralized by U.S. Government Obligations valued at $3,071,429, 2.50% - 4.50%, 10/1/27 - 11/1/48)	3,018,675	3,000,000
4/15/19 due 7/22/19 (Collateralized by U.S. Government Obligations valued at $3,070,371, 3.50% - 4.50%, 3/1/34 - 11/1/48)	3,020,335	3,000,000
4/18/19 due 7/22/19 (Collateralized by U.S. Government Obligations valued at $12,278,944, 2.50% - 4.00%, 10/1/27 - 11/1/48)	12,078,850	12,000,000
2.5%, dated 5/29/19 due 6/5/19 (Collateralized by U.S. Government Obligations valued at $5,101,771, 2.50% - 4.00%, 10/1/27 - 11/1/48)	5,002,431	5,000,000
2.51%, dated:
3/20/19 due 6/18/19:
(Collateralized by U.S. Government Obligations valued at $9,228,004, 2.50% - 4.00%, 10/1/27 - 11/1/48)	9,056,475	9,000,000
(Collateralized by U.S. Government Obligations valued at $9,228,004, 2.50% - 4.00%, 10/1/27 - 11/1/48)	9,056,475	9,000,000
(Collateralized by U.S. Government Obligations valued at $7,177,337, 2.50% - 4.00%, 10/1/27 - 11/1/48)	7,043,925	7,000,000
3/21/19 due 6/19/19 (Collateralized by U.S. Government Obligations valued at $9,227,364, 2.50% - 4.00%, 10/1/27 - 11/1/48)	9,056,475	9,000,000
3/22/19 due 6/20/19 (Collateralized by U.S. Government Obligations valued at $7,176,341, 2.50% - 4.00%, 10/1/27 - 11/1/48)	7,043,925	7,000,000
J.P. Morgan Securities, LLC at:
2.47%, dated 5/28/19 due 6/4/19 (Collateralized by U.S. Government Obligations valued at $14,285,879, 3.00% - 7.00%, 11/1/28 - 10/1/47)	14,006,724	14,000,000
2.5%, dated 5/30/19 due 6/6/19 (Collateralized by U.S. Government Obligations valued at $43,872,183, 2.96% - 6.00%, 5/1/21 - 5/1/49)	43,020,903	43,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
2.43%, dated:
5/21/19 due 7/19/19 (Collateralized by U.S. Government Obligations valued at $9,188,056, 2.85% - 4.58%, 12/1/34 - 2/1/48)	9,035,843	9,000,000
5/28/19 due 7/29/19 (Collateralized by U.S. Government Obligations valued at $12,244,957, 3.50% - 4.83%, 5/1/33 - 3/1/49)	12,050,220	12,000,000
2.44%, dated:
5/15/19 due 7/15/19 (Collateralized by U.S. Government Obligations valued at $9,191,822, 2.50% - 5.00%, 9/1/23 - 11/1/41)	9,037,210	9,000,000
5/17/19 due 7/16/19 (Collateralized by U.S. Government Obligations valued at $12,254,103, 3.27% - 5.00%, 3/1/21 - 3/1/50)	12,048,800	12,000,000
2.45%, dated:
5/6/19 due 7/8/19 (Collateralized by U.S. Government Obligations valued at $10,219,437, 2.50% - 5.50%, 8/1/25 - 4/1/49)	10,042,875	10,000,000
5/8/19 due 7/10/19 (Collateralized by U.S. Government Obligations valued at $16,348,877, 2.50% - 4.84%, 7/1/24 - 9/1/42)	16,068,600	16,000,000
5/9/19 due 7/11/19 (Collateralized by U.S. Government Obligations valued at $13,282,560, 2.22% - 4.71%, 4/1/41 - 10/1/47)	13,055,738	13,000,000
2.5%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Government Obligations valued at $4,080,850, 2.31% - 4.48%, 4/1/27 - 9/1/46)	4,000,833	4,000,000
Morgan Stanley & Co., LLC at 2.51%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Treasury Obligations valued at $56,111,758, 0.00% - 6.13%, 10/10/19 - 2/15/38)	55,011,504	55,000,000
MUFG Securities (Canada), Ltd. at 2.44%, dated:
5/13/19 due 7/12/19 (Collateralized by U.S. Government Obligations valued at $6,128,711, 4.00%, 4/1/49)	6,024,400	6,000,000
5/17/19 due 7/16/19 (Collateralized by U.S. Government Obligations valued at $3,063,527, 4.50%, 11/1/47)	3,012,200	3,000,000
RBC Dominion Securities at:
2.41%, dated:
5/22/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $27,564,514, 0.63% - 5.00%, 7/15/20 - 5/20/49)	27,092,183	27,000,000
5/28/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $18,445,506, 0.50% - 5.00%, 7/15/20 - 5/20/49)	18,074,710	18,000,000
2.42%, dated 5/17/19 due 6/7/19 (Collateralized by U.S. Government Obligations valued at $13,275,312, 1.25% - 4.50%, 7/15/20 - 10/20/48)	13,027,091	13,000,000
RBC Financial Group at:
2.41%, dated 5/29/19 due 6/7/19 (Collateralized by U.S. Government Obligations valued at $17,346,546, 2.85% - 5.00%, 5/1/27 - 5/20/49)	17,034,142	17,000,000
2.43%, dated 5/13/19 due 6/7/19 (Collateralized by U.S. Government Obligations valued at $35,818,895, 2.00% - 5.00%, 5/1/28 - 10/25/58)	35,141,750	35,000,000
2.44%, dated:
4/15/19 due 6/7/19 (Collateralized by U.S. Government Obligations valued at $11,257,263, 2.85% - 5.00%, 5/1/27 - 6/1/51)	11,065,609	11,000,000
4/22/19 due 6/7/19 (Collateralized by U.S. Government Obligations valued at $53,190,987, 3.50% - 4.00%, 9/1/47 - 6/1/49)	52,211,467	52,000,000
4/24/19 due 6/7/19 (Collateralized by U.S. Government Obligations valued at $8,182,123, 2.96% - 4.59%, 7/1/27 - 6/1/51)	8,033,076	8,000,000
TD Securities (U.S.A.) at 2.5%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Government Obligations valued at $11,222,338, 4.00%, 10/1/48)	11,002,292	11,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $1,174,245,000)		1,174,245,000

U.S. Treasury Repurchase Agreement - 24.2%
With:
Barclays Bank PLC at 2.41%, dated 5/15/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $25,532,458, 2.75%, 8/15/21)	25,050,208	25,000,000
Barclays Capital, Inc. at 2.48%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Treasury Obligations valued at $8,161,622, 2.13%, 5/31/21)	8,001,653	8,000,000
BMO Harris Bank NA at:
2.41%, dated:
5/22/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $8,173,708, 7.88%, 2/15/21)	8,012,318	8,000,000
5/30/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $8,190,795, 3.50%, 5/15/20)	8,045,522	8,000,000
2.42%, dated:
4/24/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $4,174,093, 3.88%, 8/15/40)	4,015,327	4,000,000
6/3/19 due 6/7/19(f)	5,028,233	5,000,000
2.43%, dated:
4/16/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $8,194,580, 2.13%, 12/31/22)	8,044,820	8,000,000
4/18/19 due 6/3/19 (Collateralized by U.S. Treasury Obligations valued at $13,295,423, 2.75% - 2.88%, 5/31/23 - 11/15/46)	13,040,365	13,000,000
2.44%, dated:
4/22/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $5,223,941, 3.00%, 2/15/47)	5,028,467	5,000,000
5/1/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $8,337,115, 2.88%, 5/15/43)	8,033,076	8,000,000
BNP Paribas, SA at:
2.41%, dated:
5/10/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $17,368,336, 0.00% - 8.13%, 9/12/19 - 8/15/45)	17,035,280	17,000,000
5/13/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $25,535,896, 0.00% - 4.38%, 10/10/19 - 2/15/45)	25,100,417	25,000,000
5/14/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $28,598,334, 2.00% - 3.00%, 6/30/21 - 2/15/45)	28,116,216	28,000,000
5/15/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $29,618,026, 0.00% - 6.00%, 10/10/19 - 8/15/45)	29,120,366	29,000,000
5/17/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $28,592,670, 0.00% - 3.75%, 8/1/19 - 2/15/46)	28,103,094	28,000,000
5/20/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $16,335,342, 1.38% - 3.13%, 5/31/21 - 5/15/49)	16,054,627	16,000,000
5/23/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $16,332,167, 2.50% - 3.88%, 5/15/21 - 2/15/45)	16,068,551	16,000,000
5/24/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $16,382,385, 1.25% - 3.00%, 6/30/23 - 2/15/45)	16,070,693	16,000,000
2.42%, dated:
5/6/19 due 6/5/19 (Collateralized by U.S. Treasury Obligations valued at $13,415,306, 2.88% - 3.75%, 8/15/41 - 5/15/43)	13,026,217	13,000,000
5/9/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $17,369,185, 2.25% - 2.88%, 2/29/20 - 6/30/25)	17,068,567	17,000,000
5/22/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $10,208,328, 0.00% - 3.00%, 6/18/19 - 8/15/42)	10,060,500	10,000,000
2.43%, dated:
4/16/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $16,533,400, 2.25%, 8/15/46)	16,066,960	16,000,000
4/17/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $24,557,729, 0.00% - 2.88%, 10/10/19 - 11/15/46)	24,100,440	24,000,000
4/18/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $12,278,024, 0.00% - 4.38%, 7/18/19 - 11/15/46)	12,050,220	12,000,000
4/22/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $18,412,154, 2.25% - 2.88%, 7/31/23 - 11/15/46)	18,072,900	18,000,000
2.44%, dated:
4/15/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $33,803,024, 2.00% - 3.88%, 7/31/20 - 11/15/46)	33,203,537	33,000,000
4/16/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $16,373,217, 2.75% - 4.38%, 2/15/28 - 11/15/46)	16,098,684	16,000,000
4/17/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $27,627,813, 0.00% - 4.38%, 7/25/19 - 11/15/46)	27,166,530	27,000,000
4/18/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $12,278,276, 1.38% - 3.88%, 1/31/21 - 5/15/49)	12,074,013	12,000,000
4/22/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $19,435,281, 0.00% - 3.75%, 4/23/20 - 11/15/46)	19,117,188	19,000,000
4/26/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $16,362,098, 0.00% - 4.38%, 6/11/19 - 2/15/45)	16,065,067	16,000,000
4/29/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $8,179,532, 1.63% - 4.38%, 7/31/22 - 8/15/45)	8,032,533	8,000,000
5/1/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $8,178,254, 2.25% - 3.00%, 10/31/23 - 8/15/45)	8,033,076	8,000,000
5/2/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $11,244,378, 0.00% - 4.38%, 6/20/19 - 11/15/45)	11,045,479	11,000,000
2.45%, dated:
4/25/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $12,272,569, 0.00% - 5.50%, 7/16/19 - 8/15/45)	12,073,500	12,000,000
4/26/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $25,463,759, 1.50% - 4.38%, 5/31/20 - 11/15/45)	25,052,513	24,900,000
4/29/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $8,179,549, 0.00% - 3.75%, 9/12/19 - 11/15/42)	8,049,544	8,000,000
5/1/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $8,178,942, 0.00% - 6.88%, 7/31/19 - 8/15/47)	8,049,000	8,000,000
CIBC Bank U.S.A. at:
2.4%, dated 5/22/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $4,083,825, 1.63% - 3.63%, 10/31/20 - 5/15/48)	4,016,267	4,000,000
2.42%, dated:
4/12/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $3,093,306, 2.50% - 6.25%, 10/31/20 - 8/15/48)	3,017,948	3,000,000
4/15/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $8,189,710, 1.63% - 4.25%, 10/31/20 - 8/15/48)	8,047,324	8,000,000
2.43%, dated:
4/10/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $11,310,268, 0.00% - 3.13%, 11/7/19 - 8/15/48)	11,067,568	11,000,000
5/6/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $7,153,626, 1.63% - 3.00%, 10/31/20 - 8/15/48)	7,041,580	7,000,000
2.44%, dated 4/30/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $8,230,855, 1.63% - 4.25%, 10/31/20 - 5/15/48)	8,042,293	8,000,000
Commerz Markets LLC at:
2.5%, dated 5/29/19 due 6/5/19 (Collateralized by U.S. Treasury Obligations valued at $17,346,039, 2.63% - 2.75%, 6/15/21 - 2/28/25)	17,008,264	17,000,000
2.52%, dated 5/30/19 due 6/6/19 (Collateralized by U.S. Treasury Obligations valued at $17,344,886, 2.13% - 2.38%, 5/15/22 - 5/31/26)	17,008,330	17,000,000
2.57%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Treasury Obligations valued at $107,122,990, 1.88% - 2.50%, 2/28/21 - 7/31/24)	105,022,488	105,000,000
Credit AG at:
2.4%, dated 5/28/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $8,243,354, 3.75%, 11/15/43)	8,016,000	8,000,000
2.42%, dated 5/9/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $17,539,473, 3.75%, 11/15/43)	17,069,709	17,000,000
2.45%, dated:
5/28/19 due 6/4/19 (Collateralized by U.S. Treasury Obligations valued at $6,182,546, 3.75%, 11/15/43)	6,002,858	6,000,000
5/31/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $6,181,331, 3.75%, 11/15/43)	6,002,858	6,000,000
Deutsche Bank AG, New York at:
2.51%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Treasury Obligations valued at $51,010,692, 2.25%, 11/15/24)	50,010,458	50,000,000
2.54%, dated 5/29/19 due 6/5/19 (Collateralized by U.S. Treasury Obligations valued at $17,346,167, 2.25%, 11/15/24)	17,008,396	17,000,000
Deutsche Bank Securities, Inc. at 2.51%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Treasury Obligations valued at $2,040,508, 7.25%, 8/15/22)	2,000,418	2,000,000
HSBC Securities, Inc. at:
2.48%, dated 5/30/19 due 6/6/19 (Collateralized by U.S. Treasury Obligations valued at $25,507,111, 2.00% - 5.38%, 2/15/21 - 2/15/31)	25,012,056	25,000,000
2.49%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Treasury Obligations valued at $9,265,779, 2.63%, 7/31/20)	9,001,868	9,000,000
ING Financial Markets LLC at 2.49%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Treasury Obligations valued at $4,119,486, 1.50% - 1.88%, 4/30/22 - 8/15/26)	4,000,830	4,000,000
J.P. Morgan Securities, LLC at 2.5%, dated 5/31/19 due 6/3/19:
(Collateralized by U.S. Treasury Obligations valued at $27,545,763, 1.38%, 9/30/23)	27,005,625	27,000,000
(Collateralized by U.S. Treasury Obligations valued at $5,101,097, 0.00% - 2.13%, 6/20/19 - 5/15/25)	5,001,042	5,000,000
Lloyds Bank PLC at 2.46%, dated:
4/24/19 due 6/24/19 (Collateralized by U.S. Treasury Obligations valued at $8,221,034, 6.75%, 8/15/26)	8,033,347	8,000,000
5/7/19 due 7/8/19 (Collateralized by U.S. Treasury Obligations valued at $8,202,681, 1.88% - 8.00%, 12/15/20 - 5/31/22)	8,033,893	8,000,000
5/13/19 due:
7/12/19 (Collateralized by U.S. Treasury Obligations valued at $7,146,806, 1.88% - 6.75%, 5/31/22 - 8/15/26)	7,028,700	7,000,000
7/15/19 (Collateralized by U.S. Treasury Obligations valued at $8,210,000, 3.00%, 9/30/25)	8,034,440	8,000,000
5/20/19 due 7/19/19 (Collateralized by U.S. Treasury Obligations valued at $3,068,993, 1.88%, 12/15/20 - 5/31/22)	3,012,300	3,000,000
5/24/19 due 7/24/19 (Collateralized by U.S. Treasury Obligations valued at $4,124,669, 6.00%, 2/15/26)	4,016,673	4,000,000
Mizuho Securities U.S.A., Inc. at:
2.5%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Treasury Obligations valued at $82,613,128, 2.75%, 7/31/23)	81,016,875	81,000,000
2.55%, dated 5/30/19 due 6/3/19 (Collateralized by U.S. Treasury Obligations valued at $6,182,056, 2.25% - 2.75%, 5/31/23 - 11/15/25)	6,001,700	6,000,000
Morgan Stanley & Co., LLC at 2.5%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Treasury Obligations valued at $12,242,551, 0.00% - 5.38%, 6/6/19 - 2/15/31)	12,002,500	12,000,000
MUFG Securities (Canada), Ltd. at:
2.42%, dated 5/29/19 due 7/30/19 (Collateralized by U.S. Treasury Obligations valued at $8,162,814, 1.75% - 3.00%, 3/15/22 - 11/15/27)	8,033,342	8,000,000
2.44%, dated 5/28/19 due 6/4/19 (Collateralized by U.S. Treasury Obligations valued at $16,326,662, 2.63% - 3.00%, 11/15/23 - 10/31/25)	16,007,591	16,000,000
2.47%, dated 5/30/19 due 6/6/19 (Collateralized by U.S. Treasury Obligations valued at $8,162,314, 2.38% - 2.63%, 1/31/23 - 1/31/26)	8,003,842	8,000,000
MUFG Securities EMEA PLC at:
2.41%, dated 5/16/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $5,162,889, 1.63% - 2.75%, 4/30/23 - 4/30/25)	5,011,381	5,000,000
2.42%, dated:
5/6/19 due 6/5/19 (Collateralized by U.S. Treasury Obligations valued at $4,106,923, 2.63%, 12/15/21)	4,008,067	4,000,000
5/20/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $2,046,033, 1.63% - 2.88%, 4/30/23 - 5/31/25)	2,007,663	2,000,000
2.43%, dated 4/24/19 due 6/6/19 (Collateralized by U.S. Treasury Obligations valued at $4,146,029, 1.63%, 2/15/26)	4,011,610	4,000,000
2.44%, dated 5/20/19 due 6/5/19 (Collateralized by U.S. Treasury Obligations valued at $5,183,888, 2.63% - 2.75%, 12/15/21 - 2/15/28)	5,005,422	5,000,000
2.46%, dated 5/29/19 due 6/5/19 (Collateralized by U.S. Treasury Obligations valued at $13,307,686, 2.75%, 6/30/25)	13,006,218	13,000,000
2.5%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Treasury Obligations valued at $13,386,804, 2.50%, 5/15/46)	13,002,708	13,000,000
Natixis SA at:
2.42%, dated:
4/2/19 due 6/3/19 (Collateralized by U.S. Treasury Obligations valued at $31,027,027, 0.00% - 3.00%, 5/21/20 - 2/15/49)	30,125,033	30,000,000
4/9/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $19,484,743, 0.00% - 2.75%, 8/31/19 - 5/15/46)	19,075,356	19,000,000
4/11/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $16,378,170, 1.38% - 2.75%, 7/15/21 - 6/30/25)	16,064,533	16,000,000
2.43%, dated 4/25/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $25,642,958, 0.00% - 6.13%, 8/15/19 - 5/15/48)	25,124,875	25,000,000
2.44%, dated 4/22/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $8,183,259, 0.00% - 6.00%, 8/1/19 - 11/15/27)	8,049,342	8,000,000
2.45%, dated 4/29/19 due 6/3/19 (Collateralized by U.S. Treasury Obligations valued at $8,179,437, 1.38% - 3.13%, 6/30/20 - 8/15/26)	8,019,056	8,000,000
Norinchukin Bank at:
2.49%, dated:
5/17/19 due 8/16/19 (Collateralized by U.S. Treasury Obligations valued at $4,085,404, 1.50%, 8/15/26)	4,025,177	4,000,000
5/20/19 due 8/20/19 (Collateralized by U.S. Treasury Obligations valued at $8,170,807, 1.50%, 8/15/26)	8,050,907	8,000,000
2.5%, dated:
4/16/19 due 7/17/19 (Collateralized by U.S. Treasury Obligations valued at $3,073,734, 1.50%, 8/15/26)	3,019,167	3,000,000
4/17/19 due 7/19/19 (Collateralized by U.S. Treasury Obligations valued at $8,190,169, 1.50%, 8/15/26)	8,051,667	8,000,000
2.54%, dated:
2/28/19 due 6/4/19 (Collateralized by U.S. Treasury Obligations valued at $13,349,385, 2.63%, 11/15/20)	13,088,053	13,000,000
3/4/19 due 6/5/19 (Collateralized by U.S. Treasury Obligations valued at $9,240,564, 1.50%, 8/15/26)	9,059,055	9,000,000
3/18/19 due 6/18/19 (Collateralized by U.S. Treasury Obligations valued at $4,104,766, 1.50%, 8/15/26)	4,025,964	4,000,000
3/19/19 due 6/19/19 (Collateralized by U.S. Treasury Obligations valued at $4,104,766, 1.50%, 8/15/26)	4,025,964	4,000,000
3/22/19 due 6/24/19 (Collateralized by U.S. Treasury Obligations valued at $8,204,691, 1.50%, 8/15/26)	8,053,058	8,000,000
RBC Dominion Securities at:
2.4%, dated 5/28/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $16,326,547, 1.13% - 4.50%, 9/30/21 - 8/15/39)	16,066,133	16,000,000
2.41%, dated:
5/17/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $8,179,895, 1.13% - 4.50%, 9/30/21 - 11/15/48)	8,016,602	8,000,000
5/20/19 due 6/7/19:
(Collateralized by U.S. Treasury Obligations valued at $8,247,818, 3.00% - 3.38%, 2/15/47 - 11/15/48)	8,032,133	8,000,000
(Collateralized by U.S. Treasury Obligations valued at $8,167,860, 1.13% - 4.50%, 8/15/21 - 11/15/48)	8,033,740	8,000,000
(Collateralized by U.S. Treasury Obligations valued at $8,167,779, 1.63% - 4.50%, 7/15/21 - 8/15/39)	8,034,276	8,000,000
(Collateralized by U.S. Treasury Obligations valued at $6,185,840, 3.00% - 3.38%, 2/15/47 - 11/15/48)	6,026,108	6,000,000
2.44%, dated 5/2/19 due 6/3/19 (Collateralized by U.S. Treasury Obligations valued at $9,200,107, 1.13% - 4.50%, 9/30/21 - 11/15/48)	9,019,520	9,000,000
RBC Financial Group at 2.43%, dated:
4/12/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $8,198,448, 2.75% - 6.25%, 2/15/21 - 11/15/47)	8,048,600	8,000,000
4/16/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $8,186,537, 2.88%, 11/30/25)	8,048,600	8,000,000
RBS Securities, Inc. at:
2.46%, dated 5/28/19 due 6/4/19 (Collateralized by U.S. Treasury Obligations valued at $4,081,712, 2.88%, 5/15/28)	4,001,913	4,000,000
2.49%, dated 5/30/19 due 6/6/19 (Collateralized by U.S. Treasury Obligations valued at $39,791,008, 1.50%, 8/15/26)	39,018,883	39,000,000
SMBC Nikko Securities America, Inc. at 2.49%, dated 5/31/19(Collateralized by U.S. Treasury Obligations valued at $285,410,328, 1.38% - 1.63%, 6/30/23 - 2/15/26)	280,058,100	280,000,000
Societe Generale at:
2.42%, dated 5/24/19 due 6/7/19 (Collateralized by U.S. Treasury Obligations valued at $6,126,377, 0.00% - 6.75%, 6/27/19 - 5/15/45)	6,005,647	6,000,000
2.43%, dated:
5/13/19 due 7/12/19 (Collateralized by U.S. Treasury Obligations valued at $24,515,366, 0.00% - 5.38%, 6/27/19 - 11/15/48)	24,097,200	24,000,000
5/17/19 due 6/17/19:
(Collateralized by U.S. Treasury Obligations valued at $16,338,912, 1.88% - 7.63%, 3/31/22 - 11/15/43)	16,033,480	16,000,000
(Collateralized by U.S. Treasury Obligations valued at $8,169,495, 0.00% - 7.63%, 6/27/19 - 11/15/48)	8,016,740	8,000,000
2.45%, dated:
5/3/19 due 7/8/19 (Collateralized by U.S. Treasury Obligations valued at $16,397,774, 1.38% - 3.63%, 2/15/20 - 8/15/47)	16,071,867	16,000,000
5/28/19 due 6/4/19:
(Collateralized by U.S. Treasury Obligations valued at $6,122,499, 1.75% - 6.75%, 12/31/20 - 2/15/29)	6,002,858	6,000,000
(Collateralized by U.S. Treasury Obligations valued at $13,265,624, 1.75% - 6.00%, 11/30/21 - 11/15/44)	13,006,193	13,000,000
(Collateralized by U.S. Treasury Obligations valued at $6,122,656, 2.25% - 7.63%, 3/31/21 - 11/15/44)	6,002,858	6,000,000
2.47%, dated 5/30/19 due 6/6/19 (Collateralized by U.S. Treasury Obligations valued at $6,121,854, 2.38% - 3.75%, 2/29/24 - 11/15/43)	6,002,882	6,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $1,820,900,000)		1,820,900,000
TOTAL INVESTMENT IN SECURITIES - 95.2%
(Cost $7,164,814,019)		7,164,814,019
NET OTHER ASSETS (LIABILITIES) - 4.8%		360,980,105
NET ASSETS - 100%		$7,525,794,124

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Security or a portion of the security was sold in a reverse repurchase transaction and pledged for the benefit of the counterparty, J.P. Morgan Securities, LLC, as collateral to secure the future obligations of the Fund to repurchase the securities at an agreed-upon date and price within 7 days of period end. At period end, the value of securities pledged by the Fund for reverse repurchase transactions was $39,984,271 and the principal amount of obligations of the Fund with respect to reverse repurchase transactions was $40,000,000.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$310,245,000 due 6/03/19 at 2.50%
BNP Paribas, S.A.	$3,203,264
BNY Mellon Capital Markets LLC	13,725,482
Bank of America NA	26,266,793
Bank of Nova Scotia	3,205,037
Citibank NA	12,112,199
Credit Agricole CIB New York Branch	29,253,278
HSBC Securities (USA), Inc.	5,450,399
ING Financial Markets LLC	1,816,800
J.P. Morgan Securities, Inc.	37,269,456
Mizuho Securities USA, Inc.	17,860,938
Nomura Securities International	82,264,511
RBC Dominion Securities, Inc.	9,894,183
Royal Bank Of Canada New York Branch	6,406,538
Sumitomo Mitsu Banking Corp.	24,251,681
Wells Fargo Securities LLC	37,264,441
$310,245,000

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 29, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	July 29, 2019